EATON VANCE VARIABLE TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the "Registrant") (1933 Act File No. 333-44010) certifies (a) that the forms of prospectuses and statements of additional information dated May 2, 2005 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 5 was filed electronically with the Commission (Accession No. 0000940394-05-000448) on April 29, 2005.

                    Eaton Vance VT Floating-Rate Income Fund
                  Eaton Vance VT Worldwide Health Sciences Fund


                                          EATON VANCE VARIABLE TRUST


                                          By: /s/ Alan R. Dynner
                                              ----------------------------
                                              Alan R. Dynner, Esq.
                                              Secretary


Dated:  May 3, 2005